Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jun. 15, 2020	Mar. 31, 2020	Dec. 31, 2019	Jul. 24, 2019	Mar. 05, 2016
Statement of Financial Position [Abstract]
Unamortized discount	$ 924,199	$ 1,084,944	$ 792,392		$ 635,333
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,333,333	3,333,333			3,333,333	50,000,000	20,000,000
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000			50,000,000	750,000,000	200,000,000
Common stock, shares issued	6,177,203	4,080,017			121,216
Common stock, shares outstanding	6,177,203	4,080,017			121,216